Deposits (Tables)	12 Months Ended
Jun. 30, 2023
Deposits
Schedule of deposits by classification

	June 30, 2023	June 30, 2022
	$’000	$’000
Current assets
Term deposits held against bank guarantees	3,601	3,796
Supplier deposits	13,836	11,879
Total current deposits	17,437	15,675